SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of geographic distribution

	Year ended December 31, 2021	Year ended December 31, 2020
	$	$
Canada
Bus sales	10,925	12,447
Spare part sales	2,504	2,258
Operating lease revenue	—	162
United States
Bus sales	27,272	3,800
Spare part sales	197	178
Operating lease revenue	810	709
Total	41,708	19,554